Loans and financing (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about loans and financing [line items]
Summary of Loans and Financing

		Contractual	Effective
	Currency	interest rate - %	interest rate - %	Maturity		12.31.2022	12.31.2021

Other currencies:
Guaranteed notes	US$	5.05% to 6.95% p.a.	5.05% to 7.42% p.a.	2028	(i)	2,643.2	3,283.5
		4.42%% to 4.50% p.a.	4.42% to 4.50% p.a.	2030		24.4	187.3
Working capital		Libor 1M + 1.30% p.a.	Libor 1M + 1.30% p.a.	2023		8.4	50.2
	US$	Libor 1M + 1.40%	Libor 1M + 1.40%	2023		1.10	—
		Libor 6M + 2.60% p.a.	Libor 6M + 2.60% p.a.	2027		101.90	100.8
		SOFR + 0.75%	SOFR + 3.02%	2029		50.20	—
	Euro	Euribor 12 M + 1.3080% p.a.	Euribor 12 M + 1.3080% p.a.	2026		4.4	26.1
		2.44% p.a. to 4.00%p.a.	2.44% p.a. to 4.00%p.a.	2023		26.9	—
Export financing	US$	Libor 3 M +1.76% p.a.	Libor 3 M +1.76% p.a.	2024	(ii)	301.3	313.2
Property. plant and equipment	US$	SIFMA + 3.66%	SIFMA + 3.66%	2035		21.1	37.7
Others	US$	10.5% p.a.	10.5% p.a.	2028		10.0	9.8

						3,192.9	4,008.6

In local currency:
Working capital	R$	CDI + 2.60% p.a.	CDI + 2.60% p.a.	2026		4.0	3.6
Project development		3.5 % p.a.	3.5% p.a.	2023		6.3	14.1
		IPCA + 5.92% p.a.	IPCA + 5.92% p.a.	2027		—	0.6

						10.3	18.3

Total						3,203.2	4,026.9

Current portion						308.5	574.2
Non-current portion						2,894.7	3,452.7

(i)	Issuance of Bonds:
Between August and September 2013, through its subsidiary Embraer Overseas Limited, Embraer made an offer to exchange existing bonds maturing in 2017 (settled in January 2017) and 2020 for “New Notes” maturing in 2023. In the case of bonds maturing in 2017, the exchange offer resulted in US$ 146.4 of the aggregate principal of existing notes and US$ 337.2 of the aggregate principal of the 2020 Notes, representing approximately 54.95% of the Notes exchanged. The total of the exchange offer, considering the effects of the exchange price on the negotiations and the total New Notes issued closed at approximately US$ 540.5 in principal at a rate of 5.696% p.a., maturing on September 16, 2023. The Company repurchased part of the outstanding securities in the amount of US$ 82.3 in September 2020, US$ 18.9 in December 2021 and US$ 228.6 in March 2022, remaining the outstanding balance of US$ 210.8 and the other conditions unchanged. The principal repurchased was extinct and derecognized as loans and financing. The operation is fully and unconditionally guaranteed by the Company.
In June 2015, the Company’s wholly owned finance subsidiary Embraer Netherlands Finance B.V, which only performs financial operations, issued US$ 1,000.0 in guaranteed notes at 5.05% p.a., due on June 15, 2025. This operation is fully and unconditionally guaranteed by the Company. Embraer Netherlands Finance B.V is a wholly owned subsidiary of Embraer, whose objective is to perform financial operations. The Company repurchased part of the outstanding securities in the amount of US$ 43.0, remaining the outstanding balance of US$ 957.0 in December 2022 and the other conditions unchanged. The principal repurchased was extinct and derecognized as loans and financing on December 31, 2022.
In
February 2017, Embraer Netherlands Finance B.V., Embraer subsidiary, issued an offering of US$ 750.0 with a nominal interest rate of 5.40% p.a. maturing February 1, 2027. The operations are fully and unconditionally guaranteed by the Company. Embraer Netherlands Finance B.V. is a wholly owned subsidiary of Embraer, whose objective is to perform financial operations. The Company repurchased part of the outstanding securities in the amount of US$ 20.0, remaining the outstanding

balance
of US$ 730.0 and the other conditions unchanged. The principal repurchased was extinct and derecognized as loans and financing on December 31,
2022.
In
September 2020, the Company’s wholly owned finance subsidiary Embraer Netherlands Finance B.V, issued US$ 750.0 in notes at 6.95% p.a., due on January 17, 2028. This operation is fully and unconditionally guaranteed by the Company. Embraer Netherlands Finance B.V is a wholly owned subsidiary of Embraer. The Company repurchased part of the outstanding securities in the amount of US$ 36.0, remaining the outstanding balance of US$ 714.0 and the other conditions unchanged. The principal repurchased was extinct and derecognized as loans and financing on December 31,
2022.

(ii)
It refers to financing contracts for working capital for exports totaling US$ 615.0, signed in 2020 with the National Bank for Economic and Social Development - BNDES and private banks (Banco do Brasil, Bradesco, Morgan Stanley, Natixis, and Santander). In 2021, US$ 303.0 was settled and in 2022 U$ 12.0 was settled.

Summary of Maturity of Loans and Financing
On December 31, 2022, 2021 and 2020, the changes in loans and financing were as follows:

	12.31.2022	12.31.2021	12.31.2020

Opening balance	4,026.9	4,448.0	91.0
Principal addition	146.6	60.4	2,093.1
Interest addition	182.1	200.2	197.2
Principal payment	(961.8)	(478.2)	(1,061.8)
Interest payment	(183.7)	(207.4)	(173.2)
Foreign exchange	11.1	18.0	(6.5)
Liabilities held for sale	(18.0)	—	3,301.2
Business Combination	—	—	7.0
Transfer	—	(14.1)	—

Total	3,203.2	4,026.9	4,448.0

Disclosure Of Detailed Information About lease liabilities Explanatory [Table Text Block]
On December 31, 2022, 2021 and 2020, the changes in lease liabilities were as follows:

	12.31.2022	12.31.2021	12.31.2020
Opening balance	63.8	64.7	38.6

Additions	22.5	14.4	27.8
Additions - business combination	—	—	1.6
Disposals	(2.8)	(1.7)	(3.8)
Interest expense	4.2	3.0	2.8
Payments	(11.8)	(10.4)	(9.0)
Assets and liabilities held for sale	—	—	9.4
Translation adjustments	(4.9)	(6.2)	(2.7)

Total	71.0	63.8	64.7

Current portion	12.0	11.5	11.4
Non-current portion	59.0	52.3	53.3

As of December 31, 2022, the maturity schedules of the long-term financing were:

Year
2024	309.5
2025	954.8
2026	6.8
Thereafter 2026	1,623.6

2,894.7